CONVERTIBLE PROMISSORY NOTES AND WARRANTS (Details Narrative)				1 Months Ended		3 Months Ended		12 Months Ended
	Dec. 21, 2021 USD ($) $ / shares shares	Sep. 29, 2021 $ / shares	May 27, 2021 $ / shares shares	Jul. 31, 2021 USD ($) shares	May 31, 2021 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
Warrants to purchase common shares | shares								250,000
Gain on debt extinguishment								$ 338,181	$ (663,522)
Proceeds from notes payable						$ 939,096		$ 786,931	263,907
Fair value adjustment of warrants									4,447,982
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Debt instrument conversion description						The Convertible Notes principal and accrued interest can be converted at any time at the option of the holder at a conversion price of $1.75 per share (previously $2.25 per the September 2021 Amendment and originally $2.50 per the May Unit Purchase Agreement)		The Convertible Notes principal and accrued interest can be converted at any time at the option of the holder at a conversion price of $1.75 per share (previously $2.25 per the September 2021 Amendment and originally $2.50 per the May Unit Purchase Agreement).
Percentage of debt instrument of conversion price						0.75		0.75
Debt instrument conversion price | $ / shares						$ 1.75		$ 1.75
Frequency of periodic payment								The Convertible Notes mature in 24 months from the initial closing date and accrue 10% of simple interest per annum on the outstanding principal amount.
Maximum [Member] | Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Equity financing gross amount						$ 10,000,000		$ 10,000,000
Minimum [Member] | Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Equity financing gross amount						$ 10,000,000		$ 10,000,000
New Class C Warrants [Member]
Debt Instrument [Line Items]
Percentage of warrant coverage						200.00%		200.00%
Percentage of debt instrument of conversion price						0.75		0.75
Debt instrument conversion price | $ / shares						$ 2.25		$ 2.25
Warrants exercise price per share | $ / shares						$ 2.25		$ 2.25
Warrants exercisable term						5 years		5 years
Unit Purchase Agreement [Member]
Debt Instrument [Line Items]
Sale of stock, number of shares issued in transaction | shares	3,438,572		4,000,000		29,978
Sale of stock, price per share | $ / shares	$ 1.75		$ 2.50		$ 2.50
Debt description	Each Unit is comprised of (i) a convertible promissory note convertible into common stock of the Company at an initial conversion price of $1.75 and, (ii) a warrant to purchase two shares of Common Stock at an initial purchase price of $2.25 per share (the new Class C Warrant).		Each Unit is comprised of (i) a convertible promissory note convertible into common stock of the Company, (ii) a warrant to purchase one share of common stock of the Company (the “Class A Warrant”); and (iii) a second warrant to purchase common stock of the Company (the “Class B Warrant”).			Each Unit is comprised of (i) a convertible promissory note convertible into common stock of the Company at an initial conversion price of $1.75 and, (ii) a warrant to purchase two shares of Common Stock at an initial purchase price of $2.25 per share (the new Class C Warrant)
Sale of stock, consideration received on transaction	$ 6,000,000				$ 74,945
Convertible notes					74,945
Issuance costs					6,745
Proceeds from notes payable					74,945
Sale of stock amount					$ 74,945
Unit Purchase Agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Sale of stock, number of shares issued in transaction | shares	9,714,286
Sale of stock, price per share | $ / shares		$ 2.50
Debt conversion price per share | $ / shares		2.50
Unit Purchase Agreement [Member] | Minimum [Member]
Debt Instrument [Line Items]
Sale of stock, price per share | $ / shares		2.25
Debt conversion price per share | $ / shares		$ 2.25
Unit Purchase Agreement [Member] | Class A Warrants [Member]
Debt Instrument [Line Items]
Warrants to purchase common shares | shares					29,978			469,978
Exercise price of warrants or rights | $ / shares								$ 3.13
Warrants exercisable term								5 years
Unit Purchase Agreement [Member] | Class B Warrants [Member]
Debt Instrument [Line Items]
Warrants to purchase common shares | shares					29,978			469,978
Exercise price of warrants or rights | $ / shares								$ 5.00
Unit Purchase Agreement [Member] | New Class C Warrants [Member]
Debt Instrument [Line Items]
Warrants to purchase common shares | shares	6,857,143
Exercise price of warrants or rights | $ / shares	$ 2.25
Warrants exercisable term	5 years
Unit Purchase Program [Member]
Debt Instrument [Line Items]
Sale of stock, number of shares issued in transaction | shares				440,000
Sale of stock, consideration received on transaction				$ 1,100,000
Convertible notes				1,100,000
Proceeds from notes payable				1,100,000
Sale of stock amount				$ 1,100,000
Unit Purchase Program [Member] | Class A Warrants [Member]
Debt Instrument [Line Items]
Warrants to purchase common shares | shares				440,000
Unit Purchase Program [Member] | Class B Warrants [Member]
Debt Instrument [Line Items]
Warrants to purchase common shares | shares				440,000
December 2021 Exchange Agreement [Member]
Debt Instrument [Line Items]
Sale of stock, number of shares issued in transaction | shares								4,180,071
Sale of stock, consideration received on transaction								$ 6,500,743
Debt instrument, maturity date	Dec. 21, 2023
Exercise price of warrants or rights | $ / shares	$ 2.25
Percentage of warrant coverage	200.00%
Pro-rata Units | shares	621,087
Aggregate pro rata units | shares	832,022
Gain on debt extinguishment								$ 338,181
Interest and acceration expenses						$ 1,556,177	$ 291,997
Investments	$ 6,000,000
Shares issued | shares								4,180,071
Notes payable issued to settle | shares								159,245
Accounts payable issued to settle | shares								22,857
Exchange for services | shares								171,428
Fair value adjustment of warrants								$ 4,341,042	4,299,649
Fair value of derivative liability								$ 2,438,379	$ 2,485,346
December 2021 Exchange Agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Sale of stock, price per share | $ / shares	$ 2.25
Debt conversion price per share | $ / shares	2.25
December 2021 Exchange Agreement [Member] | Minimum [Member]
Debt Instrument [Line Items]
Sale of stock, price per share | $ / shares	1.75
Debt conversion price per share | $ / shares	$ 1.75